Summary of Significant Accounting Policies (Details Narrative) - USD ($)	9 Months Ended			12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Unfulfilled performance obligations	$ 1,060,000
Allowance for doubtful accounts
Concentration risk percentage				12.00%	19.00%
Tax benefit realized upon settlement description	greater than 50%			greater than 50%
Accrued for penalties or interest
Goodwill impairment				$ 139,754
Intangible Assets useful life	10 years			10 years
Other Customers [Member]
Concentration risk percentage	10.00%	10.00%
Two Customers [Member]
Concentration risk percentage	48.00%		26.00%
Customer One [Member]
Concentration risk percentage	32.00%		16.00%
Customer Two [Member]
Concentration risk percentage	16.00%		10.00%